Wahed Dow Jones Islamic World ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Apparel & Textile Products - 2.1%
adidas AG	3,706	$692,228
Cie Financière Richemont SA	11,484	2,348,169
Hermes International SCA	717	1,734,595
		4,774,992

Automotive - 1.2%
BYD Co. Ltd. - Class H	93,796	1,138,553
Denso Corp.	40,480	583,379
Ferrari NV	2,555	969,558
		2,691,490

Biotechnology & Pharmaceutical - 14.1%
AstraZeneca PLC	33,291	6,956,288
Chugai Pharmaceutical Co. Ltd.	13,362	894,794
CSL Ltd.	10,590	1,107,595
Daiichi Sankyo Co. Ltd.	39,121	767,762
GSK PLC	86,537	2,560,741
Novartis AG	40,396	6,854,792
Novo Nordisk AS – Class B	60,710	2,282,381
Otsuka Holdings Co. Ltd.	11,353	778,803
Roche Holding AG	14,712	7,020,745
Roche Holding AG – Bearer Shares	599	297,066
Sanofi SA	22,542	2,187,769
UCB SA	2,559	762,298
		32,471,034

Chemicals - 2.1%
Air Liquide SA	12,343	2,597,545
Givaudan SA	169	679,472
Shin-Etsu Chemical Co. Ltd.	40,432	1,597,339
		4,874,356

Commercial Support Services - 2.3%
Compass Group PLC	36,768	1,126,076
Recruit Holdings Co. Ltd.	34,210	1,504,473
RELX PLC	37,837	1,314,477
Waste Connections, Inc.	5,458	939,367
Wolters Kluwer NV	4,755	382,327
		5,266,720

Construction Materials - 0.7%
Holcim AG	10,656	982,117
Sika AG	3,389	702,875
		1,684,992

Diversified Industrials - 1.5%
Hitachi Ltd.	100,303	3,357,460

E-Commerce Discretionary - 1.1%
JD.com, Inc. - ADR	29,636	786,243
PDD Holdings, Inc. - ADR (a)	15,835	1,642,565
		2,428,808

Electrical Equipment - 6.1%
ABB Ltd.	33,087	3,089,927
Assa Abloy AB - Class B	21,742	929,191
Daikin Industries Ltd.	6,215	792,773
Legrand SA	5,506	1,000,163
Mitsubishi Electric Corp.	45,811	1,757,910
Schneider Electric SE	11,448	3,740,037
Siemens Energy AG	14,242	2,798,929
		14,108,930

Food - 2.8%
Chocoladefabriken Lindt & Spruengli AG – Registered Shares	2	329,757
Chocoladefabriken Lindt & Spruengli AG	18	296,314
Nestle SA	54,284	5,927,794
		6,553,865

Health Care Facilities & Services - 0.4%
Lonza Group AG	1,485	1,035,377

Household Products - 3.5%
Haleon PLC	199,080	1,085,867
L'Oreal SA	4,965	2,329,615
Reckitt Benckiser Group PLC	13,858	1,213,274
Unilever PLC	46,485	3,416,691
		8,045,447

Internet Media & Services - 0.7%
Meituan - Class B (a)(b)	100,179	1,039,296
Trip.com Group Ltd. - ADR	12,078	635,544
		1,674,840

IT Services - 1.2%
Fujitsu Ltd.	37,700	866,406
Infosys Ltd. - ADR	72,719	1,050,062
NEC Corp.	28,732	797,595
		2,714,063
Leisure Facilities & Services - 0.3%
Amadeus IT Group SA	9,531	593,493

Machinery - 2.3%
Atlas Copco AB - Class A	52,067	1,125,581
Atlas Copco AB - Class B	32,489	611,604
FANUC Corp.	19,418	884,677
Keyence Corp.	4,176	1,766,960
Komatsu Ltd.	20,388	983,717
		5,372,539

Medical Equipment & Devices - 2.1%
Alcon AG	10,655	926,329
EssilorLuxottica SA	5,952	1,582,590
FUJIFILM Holdings Corp.	26,365	547,818
Hoya Corp.	7,289	1,319,606
Terumo Corp.	32,078	433,528
		4,809,871

Metals & Mining - 7.0%
Agnico Eagle Mines Ltd.	10,651	2,675,772
Barrick Mining Corp.	35,135	1,782,963
BHP Group Ltd.	109,460	4,556,380
Cameco Corp.	9,594	1,135,227
Gold Fields Ltd.	19,263	1,123,614
Rio Tinto Ltd.	7,867	938,124
Rio Tinto PLC	22,837	2,252,076
Wheaton Precious Metals Corp.	9,937	1,619,457
		16,083,613

Oil & Gas Supply Chain - 2.0%
Canadian Natural Resources Ltd.	48,895	2,139,212
LUKOIL PJSC - ADR (a)(c)	224	0
Suncor Energy, Inc.	44,766	2,529,032
		4,668,244

Retail - Consumer Staples - 0.4%
Dollarama, Inc.	5,832	858,732

Retail - Discretionary - 2.2%
Fast Retailing Co. Ltd.	4,475	1,978,602
Industria de Diseno Textil SA	23,809	1,597,274
Wesfarmers Ltd.	24,247	1,375,807
		4,951,683

Semiconductors - 31.4% (d)
Advantest Corp.	15,572	2,678,035
ASML Holding NV	8,310	12,101,580
Disco Corp.	1,708	825,966
Infineon Technologies AG	179,247	9,698,208
SK hynix, Inc.	9,741	7,184,707
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	99,664	37,332,141
Tokyo Electron Ltd.	8,849	2,494,440
		72,315,077

Software - 2.1%
Constellation Software, Inc.	418	772,545
SAP SE	20,048	4,046,716
		4,819,261

Specialty Finance - 0.3%
Experian PLC	19,229	720,247

Technology Hardware - 7.2%
Canon, Inc.	19,285	588,216
Murata Manufacturing Co. Ltd.	37,258	980,342
Samsung Electronics Co. Ltd.	89,922	13,533,620
Xiaomi Corp. - Class B (a)(b)	333,851	1,489,539
		16,591,717

Transportation & Logistics - 1.3%
Canadian National Railway Co.	11,842	1,329,072
Canadian Pacific Kansas City Ltd.	19,210	1,682,328
		3,011,400
TOTAL COMMON STOCKS (Cost $156,712,626)		226,478,251

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Goodman Group	43,585	898,903
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $996,305)		898,903

WARRANTS - 0.0% (e)	Contracts
Software - 0.0% (e)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(c) (g)(h)	122	0	(e)
TOTAL WARRANTS (Cost $0)		0	(e)

TOTAL INVESTMENTS - 98.8% (Cost $157,708,931)		227,377,154
Other Assets in Excess of Liabilities - 1.2%		2,707,139
TOTAL NET ASSETS - 100.0%		$230,084,293

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $2,528,835 or 1.1% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2026.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Represents less than 0.05% of net assets.
(f)	Rounds to zero.
(g)	Expiration is the earlier of March 2040 or the first date on which all the outstanding Series 1 Debentures have matured or have otherwise been repurchased, redeemed or cancelled.
(h)	Each warrant will, upon exercise, entitle the holder to receive $100 CAD principal of Series 2 Debentures for each $100 principal amount of Series 1 Debentures tendered for repurchase by the company.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Wahed Dow Jones Islamic World ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$226,478,251	$–	$0	(a)	$226,478,251
Real Estate Investment Trusts	898,903	–	–		898,903
Warrants	–	–	0	(a)	0	(a)
Total Investments	$227,377,154	$–	$0	(a)	$227,377,154

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Rounds to zero. The security classified as Level 3 is deemed immaterial.

Allocation of Portfolio Holdings by Country as of February 28, 2026
(% of Net Assets)
Taiwan	$37,332,141	16.2%
Switzerland	30,490,734	13.1
Japan	29,180,601	12.8
South Korea	20,718,327	9.0
United Kingdom	19,925,490	8.7
Canada	17,463,707	7.5
Germany	17,236,081	7.5
France	15,172,314	6.6
Netherlands	12,483,907	5.5
Australia	8,876,809	3.9
China	4,453,631	1.9
Sweden	2,666,376	1.1
Ireland	2,362,812	1.0
Denmark	2,282,381	1.0
Spain	2,190,767	1.0
South Africa	1,123,614	0.5
India	1,050,062	0.5
Italy	969,558	0.4
Belgium	762,298	0.3
Singapore	635,544	0.3
Russia	0	– (a)
Other Assets in Excess of Liabilities	2,707,139	1.2
	$230,084,293	100.0%

(a)	Represents less than 0.05% of net assets.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of May 31, 2025	$0
Ending balance as of February 28, 2026	$0
$0
Change in unrealized appreciation/depreciation still held as of February 28, 2026	$0
0